Distribution Date:	07/17/24	BBCMS Mortgage Trust 2022-C16
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2022-C16

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	4		Daniel Vinson	(212) 412-4000	daniel.vinson@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	6	Certificate Administrator	Computershare Trust Company, N.A.

Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	14-16		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidland@midlandls.com
Mortgage Loan Detail (Part 2)	17-19
			10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	20
		Special Servicer	LNR Partners, LLC
Historical Detail	21
			Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
Delinquency Loan Detail	22		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Collateral Stratification and Historical Detail	23	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	24	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	25
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29

Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05552YAA4	4.021000%	15,000,000.00	9,656,165.89	261,554.86	32,356.20	0.00	0.00	293,911.06	9,394,611.03	30.16%	30.00%
A-2	05552YAB2	4.600000%	108,000,000.00	108,000,000.00	0.00	414,000.00	0.00	0.00	414,000.00	108,000,000.00	30.16%	30.00%
A-3	05552YAC0	4.600000%	16,000,000.00	16,000,000.00	0.00	61,333.33	0.00	0.00	61,333.33	16,000,000.00	30.16%	30.00%
A-4	05552YAD8	4.416000%	150,000,000.00	150,000,000.00	0.00	552,000.00	0.00	0.00	552,000.00	150,000,000.00	30.16%	30.00%
A-5	05552YAE6	4.600000%	410,000,000.00	410,000,000.00	0.00	1,571,666.67	0.00	0.00	1,571,666.67	410,000,000.00	30.16%	30.00%
A-SB	05552YAF3	4.600000%	22,296,000.00	22,296,000.00	0.00	85,468.00	0.00	0.00	85,468.00	22,296,000.00	30.16%	30.00%
A-S	05552YAJ5	4.600000%	113,347,000.00	113,347,000.00	0.00	434,496.83	0.00	0.00	434,496.83	113,347,000.00	19.10%	19.00%
B	05552YAK2	4.600000%	46,369,000.00	46,369,000.00	0.00	177,747.83	0.00	0.00	177,747.83	46,369,000.00	14.58%	14.50%
C	05552YAL0	4.600000%	41,217,000.00	41,217,000.00	0.00	157,998.50	0.00	0.00	157,998.50	41,217,000.00	10.56%	10.50%
D	05552YAX4	2.500000%	24,472,000.00	24,472,000.00	0.00	50,983.33	0.00	0.00	50,983.33	24,472,000.00	8.17%	8.13%
E	05552YAZ9	2.500000%	16,745,000.00	16,745,000.00	0.00	34,885.42	0.00	0.00	34,885.42	16,745,000.00	6.54%	6.50%
F	05552YBB1	2.500000%	23,184,000.00	23,184,000.00	0.00	48,300.00	0.00	0.00	48,300.00	23,184,000.00	4.27%	4.25%
G	05552YBD7	3.350000%	10,304,000.00	10,304,000.00	0.00	28,765.33	0.00	0.00	28,765.33	10,304,000.00	3.27%	3.25%
H	05552YBF2	3.350000%	12,881,000.00	12,881,000.00	0.00	35,959.46	0.00	0.00	35,959.46	12,881,000.00	2.01%	2.00%
J*	05552YBH8	3.350000%	20,608,590.00	20,608,590.00	0.00	57,246.96	0.00	0.00	57,246.96	20,608,590.00	0.00%	0.00%
R	05552YBK1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05552YBL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	05552YBN5	4.680882%	54,232,821.00	53,951,566.58	13,766.05	210,435.74	0.00	0.00	224,201.79	53,937,800.53	0.00%	0.00%
Regular SubTotal			1,084,656,411.00	1,079,031,322.47	275,320.91	3,953,643.60	0.00	0.00	4,228,964.51	1,078,756,001.56

X-A	05552YAG1	0.127241%	721,296,000.00	715,952,165.90	0.00	75,915.40	0.00	0.00	75,915.40	715,690,611.03
X-B	05552YAH9	0.080882%	200,933,000.00	200,933,000.00	0.00	13,543.20	0.00	0.00	13,543.20	200,933,000.00
X-D	05552YAM8	2.180882%	41,217,000.00	41,217,000.00	0.00	74,907.84	0.00	0.00	74,907.84	41,217,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-F	05552YAP1	2.180882%	23,184,000.00	23,184,000.00	0.00	42,134.64	0.00	0.00	42,134.64	23,184,000.00
X-G	05552YAR7	1.330882%	10,304,000.00	10,304,000.00	0.00	11,427.84	0.00	0.00	11,427.84	10,304,000.00
X-H	05552YAT3	1.330882%	12,881,000.00	12,881,000.00	0.00	14,285.91	0.00	0.00	14,285.91	12,881,000.00
X-J	05552YAV8	1.330882%	20,608,590.00	20,608,590.00	0.00	22,856.33	0.00	0.00	22,856.33	20,608,590.00
Notional SubTotal			1,030,423,590.00	1,025,079,755.90	0.00	255,071.16	0.00	0.00	255,071.16	1,024,818,201.03

Deal Distribution Total					275,320.91	4,208,714.76	0.00	0.00	4,484,035.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05552YAA4	643.74439267	17.43699067	2.15708000	0.00000000	0.00000000	0.00000000	0.00000000	19.59407067	626.30740200
A-2	05552YAB2	1,000.00000000	0.00000000	3.83333333	0.00000000	0.00000000	0.00000000	0.00000000	3.83333333	1,000.00000000
A-3	05552YAC0	1,000.00000000	0.00000000	3.83333313	0.00000000	0.00000000	0.00000000	0.00000000	3.83333313	1,000.00000000
A-4	05552YAD8	1,000.00000000	0.00000000	3.68000000	0.00000000	0.00000000	0.00000000	0.00000000	3.68000000	1,000.00000000
A-5	05552YAE6	1,000.00000000	0.00000000	3.83333334	0.00000000	0.00000000	0.00000000	0.00000000	3.83333334	1,000.00000000
A-SB	05552YAF3	1,000.00000000	0.00000000	3.83333333	0.00000000	0.00000000	0.00000000	0.00000000	3.83333333	1,000.00000000
A-S	05552YAJ5	1,000.00000000	0.00000000	3.83333330	0.00000000	0.00000000	0.00000000	0.00000000	3.83333330	1,000.00000000
B	05552YAK2	1,000.00000000	0.00000000	3.83333326	0.00000000	0.00000000	0.00000000	0.00000000	3.83333326	1,000.00000000
C	05552YAL0	1,000.00000000	0.00000000	3.83333333	0.00000000	0.00000000	0.00000000	0.00000000	3.83333333	1,000.00000000
D	05552YAX4	1,000.00000000	0.00000000	2.08333320	0.00000000	0.00000000	0.00000000	0.00000000	2.08333320	1,000.00000000
E	05552YAZ9	1,000.00000000	0.00000000	2.08333353	0.00000000	0.00000000	0.00000000	0.00000000	2.08333353	1,000.00000000
F	05552YBB1	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G	05552YBD7	1,000.00000000	0.00000000	2.79166634	0.00000000	0.00000000	0.00000000	0.00000000	2.79166634	1,000.00000000
H	05552YBF2	1,000.00000000	0.00000000	2.79166680	0.00000000	0.00000000	0.00000000	0.00000000	2.79166680	1,000.00000000
J	05552YBH8	1,000.00000000	0.00000000	2.77782032	0.01384617	0.33628113	0.00000000	0.00000000	2.77782032	1,000.00000000
R	05552YBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05552YBL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR	05552YBN5	994.81394449	0.25383245	3.88022854	0.00027695	0.00682686	0.00000000	0.00000000	4.13406100	994.56011204

Notional Certificates
X-A	05552YAG1	992.59134378	0.00000000	0.10524861	0.00000000	0.00000000	0.00000000	0.00000000	0.10524861	992.22872584
X-B	05552YAH9	1,000.00000000	0.00000000	0.06740157	0.00000000	0.00000000	0.00000000	0.00000000	0.06740157	1,000.00000000
X-D	05552YAM8	1,000.00000000	0.00000000	1.81740156	0.00000000	0.00000000	0.00000000	0.00000000	1.81740156	1,000.00000000
X-F	05552YAP1	1,000.00000000	0.00000000	1.81740166	0.00000000	0.00000000	0.00000000	0.00000000	1.81740166	1,000.00000000
X-G	05552YAR7	1,000.00000000	0.00000000	1.10906832	0.00000000	0.00000000	0.00000000	0.00000000	1.10906832	1,000.00000000
X-H	05552YAT3	1,000.00000000	0.00000000	1.10906840	0.00000000	0.00000000	0.00000000	0.00000000	1.10906840	1,000.00000000
X-J	05552YAV8	1,000.00000000	0.00000000	1.10906811	0.00000000	0.00000000	0.00000000	0.00000000	1.10906811	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/24 - 06/30/24	30	0.00	32,356.20	0.00	32,356.20	0.00	0.00	0.00	32,356.20	0.00
A-2	06/01/24 - 06/30/24	30	0.00	414,000.00	0.00	414,000.00	0.00	0.00	0.00	414,000.00	0.00
A-3	06/01/24 - 06/30/24	30	0.00	61,333.33	0.00	61,333.33	0.00	0.00	0.00	61,333.33	0.00
A-4	06/01/24 - 06/30/24	30	0.00	552,000.00	0.00	552,000.00	0.00	0.00	0.00	552,000.00	0.00
A-5	06/01/24 - 06/30/24	30	0.00	1,571,666.67	0.00	1,571,666.67	0.00	0.00	0.00	1,571,666.67	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	85,468.00	0.00	85,468.00	0.00	0.00	0.00	85,468.00	0.00
X-A	06/01/24 - 06/30/24	30	0.00	75,915.40	0.00	75,915.40	0.00	0.00	0.00	75,915.40	0.00
X-B	06/01/24 - 06/30/24	30	0.00	13,543.20	0.00	13,543.20	0.00	0.00	0.00	13,543.20	0.00
X-D	06/01/24 - 06/30/24	30	0.00	74,907.84	0.00	74,907.84	0.00	0.00	0.00	74,907.84	0.00
X-F	06/01/24 - 06/30/24	30	0.00	42,134.64	0.00	42,134.64	0.00	0.00	0.00	42,134.64	0.00
X-G	06/01/24 - 06/30/24	30	0.00	11,427.84	0.00	11,427.84	0.00	0.00	0.00	11,427.84	0.00
X-H	06/01/24 - 06/30/24	30	0.00	14,285.91	0.00	14,285.91	0.00	0.00	0.00	14,285.91	0.00
X-J	06/01/24 - 06/30/24	30	0.00	22,856.33	0.00	22,856.33	0.00	0.00	0.00	22,856.33	0.00
A-S	06/01/24 - 06/30/24	30	0.00	434,496.83	0.00	434,496.83	0.00	0.00	0.00	434,496.83	0.00
B	06/01/24 - 06/30/24	30	0.00	177,747.83	0.00	177,747.83	0.00	0.00	0.00	177,747.83	0.00
C	06/01/24 - 06/30/24	30	0.00	157,998.50	0.00	157,998.50	0.00	0.00	0.00	157,998.50	0.00
D	06/01/24 - 06/30/24	30	0.00	50,983.33	0.00	50,983.33	0.00	0.00	0.00	50,983.33	0.00
E	06/01/24 - 06/30/24	30	0.00	34,885.42	0.00	34,885.42	0.00	0.00	0.00	34,885.42	0.00
F	06/01/24 - 06/30/24	30	0.00	48,300.00	0.00	48,300.00	0.00	0.00	0.00	48,300.00	0.00
G	06/01/24 - 06/30/24	30	0.00	28,765.33	0.00	28,765.33	0.00	0.00	0.00	28,765.33	0.00
H	06/01/24 - 06/30/24	30	0.00	35,959.46	0.00	35,959.46	0.00	0.00	0.00	35,959.46	0.00
J	06/01/24 - 06/30/24	30	6,626.43	57,532.31	0.00	57,532.31	285.35	0.00	0.00	57,246.96	6,930.28
VRR	06/01/24 - 06/30/24	30	353.84	210,450.76	0.00	210,450.76	15.02	0.00	0.00	210,435.74	370.24
Totals			6,980.27	4,209,015.13	0.00	4,209,015.13	300.37	0.00	0.00	4,208,714.76	7,300.52

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	4,484,035.67
VRR Available Funds	224,201.79
Non-VRR Available Funds	4,259,833.90

Non-VRR Principal Distribution Amount	261,554.86
VRR Principal Distribution Amount	13,766.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,221,025.34	Master Servicing Fee	3,935.43
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,887.45
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	449.60
ARD Interest	0.00	Operating Advisor Fee	1,240.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	206.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,221,025.34	Total Fees	12,010.18

Principal		Expenses/Reimbursements
Scheduled Principal	275,320.91	Reimbursement for Interest on Advances	300.37
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	275,320.91	Total Expenses/Reimbursements	300.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,208,714.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	275,320.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,484,035.67
Total Funds Collected	4,496,346.25	Total Funds Distributed	4,496,346.22

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,079,031,323.06	1,079,031,323.06	Beginning Certificate Balance	1,079,031,322.47
(-) Scheduled Principal Collections	275,320.91	275,320.91	(-) Principal Distributions	275,320.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,078,756,002.15	1,078,756,002.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,079,031,323.06	1,079,031,323.06	Ending Certificate Balance	1,078,756,001.56
Ending Actual Collateral Balance	1,078,756,002.15	1,078,756,002.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.59)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.59)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	11	34,289,577.21	3.18%	93	5.1887	2.623384	1.59 or less	23	374,889,937.88	34.75%	94	5.5218	1.202919
5,000,000 to 9,999,999	20	140,662,609.98	13.04%	91	5.0208	1.948663	1.60 to 1.69	5	84,880,600.17	7.87%	49	3.4888	1.622734
10,000,000 to 19,999,999	19	261,874,708.25	24.28%	90	4.7620	2.079013	1.70 to 1.79	9	111,210,814.60	10.31%	93	5.0371	1.737598
20,000,000 to 29,999,999	15	347,239,106.71	32.19%	82	4.5480	1.846026	1.80 to 1.89	4	38,560,000.00	3.57%	94	5.4132	1.822490
30,000,000 to 39,999,999	4	129,130,000.00	11.97%	91	4.1085	2.413708	1.90 to 1.99	2	18,500,000.00	1.71%	94	5.3878	1.913514
40,000,000 or 69,999,999	2	89,560,000.00	8.30%	61	3.8361	2.233662	2.00 to 2.49	17	271,086,737.24	25.13%	80	4.3133	2.196548
70,000,000 or greater	1	76,000,000.00	7.05%	95	6.3070	0.360000	2.50 to 2.99	3	42,249,344.24	3.92%	94	5.1406	2.672897
Totals	72	1,078,756,002.15	100.00%	86	4.6942	1.936120	3.00 to 3.99	5	114,928,568.02	10.65%	90	3.1839	3.337116
							4.00 or greater	4	22,450,000.00	2.08%	64	3.4158	4.858441
							Totals	72	1,078,756,002.15	100.00%	86	4.6942	1.936120
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	3,930,000.00	0.36%	94	4.5800	2.030000	Pennsylvania	3	27,280,702.00	2.53%	94	5.4652	1.800958
California	15	202,020,057.83	18.73%	92	4.3398	2.184495	Rhode Island	2	9,100,000.00	0.84%	93	5.5475	1.400549
Colorado	2	21,660,000.00	2.01%	94	5.6069	1.748670	South Carolina	3	13,120,000.00	1.22%	93	5.1035	2.155823
Connecticut	1	2,950,000.00	0.27%	94	6.1500	1.530000	Tennessee	10	77,686,992.58	7.20%	93	4.9550	1.916130
Delaware	15	28,230,801.00	2.62%	91	3.6571	2.228365	Texas	16	134,538,879.85	12.47%	94	5.8385	0.927746
Florida	4	53,150,000.00	4.93%	93	4.7819	2.022023	Virginia	2	4,650,686.00	0.43%	92	3.9207	3.034594
Georgia	1	4,200,000.00	0.39%	88	5.2700	1.540000	Washington	8	62,150,000.00	5.76%	84	4.4494	3.003733
Hawaii	1	9,600,000.00	0.89%	95	5.7350	1.830000	West Virginia	1	1,027,600.00	0.10%	94	4.5800	2.030000
Illinois	14	34,041,167.08	3.16%	89	4.6079	2.333120	Wisconsin	2	4,583,200.00	0.42%	94	4.5800	2.030000
Indiana	4	3,242,685.00	0.30%	92	3.9274	3.024401	Totals	155	1,078,756,002.15	100.00%	86	4.6942	1.936120
Iowa	1	653,714.00	0.06%	92	3.8647	3.120000
									Property Type³
Kansas	1	1,872,000.00	0.17%	92	3.8647	3.120000
Kentucky	1	551,600.00	0.05%	94	4.5800	2.030000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	8	30,120,760.33	2.79%	94	4.8995	2.222479		Properties	Balance	Agg. Bal.			DSCR¹
Maine	1	436,800.00	0.04%	94	4.5800	2.030000	Industrial	39	125,107,978.54	11.60%	93	4.5862	2.368665
Maryland	2	35,067,143.00	3.25%	94	5.0292	1.444543	Lodging	5	34,329,508.96	3.18%	89	5.0681	2.005669
Michigan	5	26,575,600.00	2.46%	94	5.1088	2.018335	Mobile Home Park	10	40,200,000.00	3.73%	94	5.8663	1.456318
Minnesota	2	12,667,429.00	1.17%	94	5.1116	1.829130	Multi-Family	11	181,500,902.74	16.83%	73	4.8972	1.050140
Missouri	2	7,668,421.00	0.71%	95	5.4934	2.109540	Office	18	308,420,150.50	28.59%	80	4.1208	2.366630
Nevada	7	14,129,143.00	1.31%	90	4.2192	1.822681	Other	1	9,187,509.86	0.85%	94	4.7250	1.460000
New Hampshire	1	4,145,714.00	0.38%	92	3.8647	3.120000	Retail	57	304,225,712.10	28.20%	92	4.8832	1.827266
New Jersey	6	123,404,572.00	11.44%	66	4.1085	2.218980	Self Storage	14	75,784,242.79	7.03%	94	5.1658	2.309603
New Mexico	1	6,350,000.00	0.59%	94	5.9300	1.420000	Totals	155	1,078,756,002.15	100.00%	86	4.6942	1.936120
New York	5	91,887,509.86	8.52%	52	3.5698	1.695462
Ohio	6	26,062,827.96	2.42%	94	5.3235	1.513870

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999 or less	9	212,000,000.00	19.65%	55	2.9577	2.631887	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000 to 3.99999	5	93,338,717.82	8.65%	91	3.8044	2.695218	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00000 to 4.49999	4	47,844,424.67	4.44%	89	4.2722	1.978659	25 months or greater	72	1,078,756,002.15	100.00%	86	4.6942	1.936120
	4.50000 to 4.99999	11	156,328,109.73	14.49%	94	4.7396	2.161055	Totals	72	1,078,756,002.15	100.00%	86	4.6942	1.936120
	5.00000 to 5.49999	29	338,697,722.19	31.40%	94	5.2302	1.623716
	5.50000 to 5.99999	11	146,447,027.74	13.58%	94	5.7086	1.754361
	6.00000 or greater	3	84,100,000.00	7.80%	95	6.2894	0.472075
	Totals	72	1,078,756,002.15	100.00%	86	4.6942	1.936120
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	130,000,000.00	12.05%	37	3.0846	2.232308	Interest Only	50	807,649,999.45	74.87%	84	4.5814	1.990130
61 months to 93 months		28	392,986,543.33	36.43%	90	4.2052	2.303223	352 months or less	22	271,106,002.70	25.13%	93	5.0303	1.775220
94 months to 116 months		38	555,769,458.82	51.52%	94	5.4165	1.607259	353 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	72	1,078,756,002.15	100.00%	86	4.6942	1.936120
	Totals	72	1,078,756,002.15	100.00%	86	4.6942	1.936120
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	164,709,999.45	15.27%	89	4.1304	2.648171			No outstanding loans in this group
	12 months or less	61	894,296,658.46	82.90%	85	4.7994	1.801743
	13 months to 24 months	2	19,749,344.24	1.83%	91	4.6311	2.082508
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	1,078,756,002.15	100.00%	86	4.6942	1.936120
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30321103	MF	Houston	TX	Actual/360	6.307%	399,443.33	0.00	0.00	N/A	06/01/32	--	76,000,000.00	76,000,000.00	04/01/24
2A2	30509035	MF	New York	NY	Actual/360	3.040%	63,333.33	0.00	0.00	N/A	06/06/27	--	25,000,000.00	25,000,000.00	07/06/24
2A5	30509038				Actual/360	3.040%	50,666.67	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	07/06/24
2A8	30509041				Actual/360	3.040%	50,666.67	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	07/06/24
3A3	30320698	OF	Los Angeles	CA	Actual/360	2.640%	77,014.58	0.00	0.00	N/A	12/06/31	--	35,000,000.00	35,000,000.00	07/06/24
3A4	30320699				Actual/360	2.640%	66,012.50	0.00	0.00	N/A	12/06/31	--	30,000,000.00	30,000,000.00	07/06/24
4A2	30508837	OF	Santa Clara	CA	Actual/360	5.100%	85,000.00	0.00	0.00	N/A	04/06/32	--	20,000,000.00	20,000,000.00	07/06/24
4A3	30508838				Actual/360	5.100%	85,000.00	0.00	0.00	N/A	04/06/32	--	20,000,000.00	20,000,000.00	07/06/24
4A4	30508839				Actual/360	5.100%	85,000.00	0.00	0.00	N/A	04/06/32	--	20,000,000.00	20,000,000.00	07/06/24
4A9	30508844				Actual/360	5.100%	21,250.00	0.00	0.00	N/A	04/06/32	--	5,000,000.00	5,000,000.00	07/06/24
5A-A-2	30508569	OF	Jersey City	NJ	Actual/360	3.192%	127,680.00	0.00	0.00	N/A	03/08/27	--	48,000,000.00	48,000,000.00	07/08/24
6A2	30321104	RT	Various	Various	Actual/360	4.580%	158,620.67	0.00	0.00	N/A	05/01/32	--	41,560,000.00	41,560,000.00	07/01/24
7A9	30321105	OF	Holmdel	NJ	Actual/360	5.110%	106,458.33	0.00	0.00	N/A	05/06/32	--	25,000,000.00	25,000,000.00	07/06/24
7A10	30321106				Actual/360	5.110%	42,583.33	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	07/06/24
7A11	30321107				Actual/360	5.110%	21,291.67	0.00	0.00	N/A	05/06/32	--	5,000,000.00	5,000,000.00	07/06/24
8A-2-B-2	30321108	IN	Various	Various	Actual/360	3.865%	69,778.51	0.00	0.00	N/A	03/06/32	--	21,666,666.30	21,666,666.30	07/06/24
8A-2-B-3	30321109				Actual/360	3.865%	59,043.36	0.00	0.00	N/A	03/06/32	--	18,333,333.15	18,333,333.15	07/06/24
9A1	30508968	IN	Various	Various	Actual/360	5.700%	95,000.00	0.00	0.00	N/A	06/06/32	--	20,000,000.00	20,000,000.00	07/06/24
9A3	30508970				Actual/360	5.700%	47,500.00	0.00	0.00	N/A	06/06/32	--	10,000,000.00	10,000,000.00	07/06/24
9A4	30508971				Actual/360	5.700%	23,750.00	0.00	0.00	N/A	06/06/32	--	5,000,000.00	5,000,000.00	07/06/24
10	30321110	MH	Various	Various	Actual/360	5.930%	168,016.67	0.00	0.00	N/A	05/06/32	--	34,000,000.00	34,000,000.00	07/06/24
11	30321111	RT	Perry Hall	MD	Actual/360	5.220%	131,065.50	0.00	0.00	N/A	05/06/32	--	30,130,000.00	30,130,000.00	07/06/24
12A1	30321112	RT	Cookeville	TN	30/360	5.400%	131,025.38	37,433.86	0.00	N/A	05/06/32	--	29,116,751.37	29,079,317.51	07/06/24
13	30321114	RT	New Port Richey	FL	Actual/360	4.850%	115,187.50	0.00	0.00	05/06/32	05/06/34	--	28,500,000.00	28,500,000.00	07/06/24
14A2	30320792	IN	New Castle	DE	Actual/360	3.650%	85,155.00	0.00	0.00	N/A	02/06/32	--	28,000,000.00	28,000,000.00	07/06/24
15A1	30321092	Various Various		CA	Actual/360	5.144%	104,057.03	32,357.12	0.00	N/A	05/06/32	--	24,274,578.17	24,242,221.05	07/06/24
16	30321115	MF	Various	TX	Actual/360	5.210%	101,081.62	30,853.29	0.00	N/A	04/06/32	--	23,281,755.14	23,250,901.85	07/06/24
17	30321116	SS	Various	WA	Actual/360	4.750%	89,062.50	0.00	0.00	N/A	06/01/32	--	22,500,000.00	22,500,000.00	07/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	30321117	RT	Columbus	OH	Actual/360	5.630%	89,082.00	23,232.56	0.00	N/A	05/06/32	--	18,987,282.93	18,964,050.37	07/06/24
19	30321118	RT	San Diego	CA	Actual/360	4.420%	65,765.66	27,093.80	0.00	N/A	04/01/32	--	17,854,931.03	17,827,837.23	07/01/24
20A-1-3	30321119	OF	Bellevue	WA	Actual/360	2.952%	24,600.00	0.00	0.00	N/A	02/06/29	--	10,000,000.00	10,000,000.00	07/06/24
20A-1-4	30321120				Actual/360	2.952%	17,220.00	0.00	0.00	N/A	02/06/29	--	7,000,000.00	7,000,000.00	07/06/24
21A2	30321121	RT	Mays Landing	NJ	Actual/360	3.200%	45,333.33	0.00	0.00	N/A	03/01/30	--	17,000,000.00	17,000,000.00	07/01/24
22	30321122	OF	Westminster	CO	Actual/360	5.450%	74,982.92	0.00	0.00	N/A	05/06/32	--	16,510,000.00	16,510,000.00	07/06/24
23A1	30508078	OF	Oak Ridge	TN	Actual/360	3.804%	48,934.46	26,587.52	0.00	N/A	11/05/31	--	15,436,737.32	15,410,149.80	07/05/24
24	30321123	IN	Kalamazoo	MI	Actual/360	5.515%	68,019.57	0.00	0.00	N/A	05/01/32	--	14,800,000.00	14,800,000.00	07/01/24
25	30321124	LO	Corpus Christi	TX	Actual/360	5.550%	64,289.03	17,353.97	0.00	N/A	04/06/32	--	13,900,331.34	13,882,977.37	07/06/24
26	30508873	RT	Bronx	NY	Actual/360	4.972%	55,937.25	0.00	0.00	N/A	04/06/32	--	13,500,000.00	13,500,000.00	07/06/24
27	30321125	RT	Kent	WA	Actual/360	5.360%	60,300.00	0.00	0.00	N/A	05/06/32	--	13,500,000.00	13,500,000.00	07/06/24
28	30321126	OF	Newark	NJ	Actual/360	5.700%	61,750.00	0.00	0.00	N/A	05/06/32	--	13,000,000.00	13,000,000.00	07/06/24
29A4	30508381	OF	Las Vegas	NV	Actual/360	4.250%	46,041.67	0.00	0.00	N/A	01/06/32	--	13,000,000.00	13,000,000.00	07/06/24
30	30321127	RT	Houma	LA	Actual/360	5.315%	54,528.75	14,928.50	0.00	N/A	05/06/32	--	12,311,288.83	12,296,360.33	07/06/24
31	30508685	RT	Orlando	FL	Actual/360	4.090%	40,900.00	0.00	0.00	N/A	03/06/32	--	12,000,000.00	12,000,000.00	07/06/24
32	30321128	RT	Saint Paul	MN	Actual/360	5.275%	49,233.33	0.00	0.00	N/A	05/06/32	--	11,200,000.00	11,200,000.00	07/06/24
33	30321129	RT	Macomb	MI	Actual/360	4.600%	40,825.00	0.00	0.00	N/A	04/06/32	--	10,650,000.00	10,650,000.00	07/06/24
34	30321130	RT	Addison	IL	Actual/360	3.999%	33,135.61	14,600.15	0.00	N/A	02/06/32	--	9,943,168.72	9,928,568.57	07/06/24
35	30321131	SS	Kailua Kona	HI	Actual/360	5.735%	45,880.00	0.00	0.00	N/A	06/01/32	--	9,600,000.00	9,600,000.00	07/01/24
36	30321132	OF	Sacramento	CA	Actual/360	5.140%	40,691.67	0.00	0.00	N/A	05/06/32	--	9,500,000.00	9,500,000.00	07/06/24
37	30321133	98	New York	NY	Actual/360	4.725%	36,227.74	13,185.70	0.00	N/A	05/06/32	--	9,200,695.26	9,187,509.56	07/06/24
38	30321134	SS	Crossville	TN	Actual/360	4.970%	37,275.00	0.00	0.00	N/A	05/01/32	--	9,000,000.00	9,000,000.00	07/01/24
39	30321135	MF	Philadelphia	PA	Actual/360	5.095%	38,212.50	0.00	0.00	N/A	05/06/32	--	9,000,000.00	9,000,000.00	06/06/24
40	30321136	LO	Bedford	TX	Actual/360	4.545%	32,926.69	12,915.95	0.00	N/A	04/06/32	--	8,693,516.12	8,680,600.17	07/06/24
41	30321137	MF	Fort Pierce	FL	Actual/360	5.445%	37,434.38	0.00	0.00	N/A	05/06/32	--	8,250,000.00	8,250,000.00	07/06/24
42	30321138	LO	Memphis	TN	Actual/360	5.365%	30,214.16	8,716.46	0.00	N/A	04/06/32	--	6,758,060.70	6,749,344.24	07/06/24
43	30321139	RT	Austin	TX	Actual/360	5.360%	29,926.67	0.00	0.00	N/A	04/06/32	--	6,700,000.00	6,700,000.00	07/06/24
44	30321140	OF	Fort Washington	PA	Actual/360	5.540%	27,700.00	0.00	0.00	N/A	05/06/32	--	6,000,000.00	6,000,000.00	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
45	30321141	RT	Pawtucket	RI	Actual/360	5.340%	26,255.00	0.00	0.00	04/06/32	04/06/37	--	5,900,000.00	5,900,000.00	07/06/24
46	30321142	LO	Elgin	IL	Actual/360	4.240%	17,769.57	12,536.42	0.00	N/A	03/01/30	--	5,029,123.86	5,016,587.44	07/01/24
47	30321143	SS	Colorado Springs	CO	Actual/360	6.110%	26,222.08	0.00	0.00	N/A	05/06/32	--	5,150,000.00	5,150,000.00	07/06/24
48	30508952	RT	Hartsville	SC	Actual/360	5.463%	22,762.50	0.00	0.00	N/A	05/06/32	--	5,000,000.00	5,000,000.00	07/06/24
			Wapato Union Gap
49	30321144	MH		WA	Actual/360	5.430%	22,625.00	0.00	0.00	N/A	05/06/32	--	5,000,000.00	5,000,000.00	07/06/24
			Nach
50	30321145	RT	Margate	FL	Actual/360	4.985%	18,278.33	0.00	0.00	N/A	04/06/32	--	4,400,000.00	4,400,000.00	07/06/24
51	30321146	RT	McDonough	GA	Actual/360	5.270%	18,445.00	0.00	0.00	N/A	11/06/31	--	4,200,000.00	4,200,000.00	07/06/24
52	30321147	IN	Staten Island	NY	Actual/360	4.735%	16,572.50	0.00	0.00	N/A	04/06/32	--	4,200,000.00	4,200,000.00	07/06/24
53	30321148	SS	Redmond	WA	Actual/360	4.810%	16,634.58	0.00	0.00	N/A	05/06/32	--	4,150,000.00	4,150,000.00	07/06/24
54	30321149	RT	Katy	TX	Actual/360	5.480%	17,581.67	0.00	0.00	N/A	05/06/32	--	3,850,000.00	3,850,000.00	07/06/24
55	30321150	SS	North Haven	CT	Actual/360	6.150%	15,118.75	0.00	0.00	N/A	05/06/32	--	2,950,000.00	2,950,000.00	07/06/24
56	30321151	RT	Plainfield	IL	Actual/360	5.040%	12,390.00	0.00	0.00	N/A	05/06/32	--	2,950,000.00	2,950,000.00	07/06/24
57	30321152	RT	Mansfield	OH	Actual/360	5.280%	11,849.65	3,525.61	0.00	N/A	04/06/32	--	2,693,102.82	2,689,577.21	07/06/24
58	30321153	RT	House Springs	MO	Actual/360	5.040%	10,080.00	0.00	0.00	N/A	05/06/32	--	2,400,000.00	2,400,000.00	07/06/24
59	30321154	SS	Alexandria	LA	Actual/360	5.030%	5,449.17	0.00	0.00	N/A	05/06/32	--	1,300,000.00	1,300,000.00	07/06/24
60	30321155	MH	San Marcos	TX	Actual/360	5.880%	5,880.00	0.00	0.00	N/A	05/06/32	--	1,200,000.00	1,200,000.00	07/06/24
Totals							4,221,025.34	275,320.91	0.00				1,079,031,323.06	1,078,756,002.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	2,257,656.53	0.00	--	--	--	0.00	0.00	398,716.26	1,211,164.50	383,992.92	0.00
2A2	27,066,009.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	27,066,009.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A8	27,066,009.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	18,102,649.15	4,908,374.45	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	18,102,649.15	4,908,374.45	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	10,161,957.56	2,799,018.87	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	10,161,957.56	2,799,018.87	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	10,161,957.56	2,799,018.87	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A9	10,161,957.56	2,799,018.87	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-A-2	14,738,829.16	15,410,001.44	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	11,122,732.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A9	20,112,479.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A10	20,112,479.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A11	20,112,479.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-2-B-2	45,477,671.32	11,402,174.75	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-2-B-3	45,477,671.32	11,402,174.75	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	6,881,058.73	6,982,429.96	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	6,881,058.73	6,982,429.96	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	6,881,058.73	6,982,429.96	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,936,647.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,793,589.90	489,575.63	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	3,802,619.27	1,011,800.11	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,148,445.51	764,957.49	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	8,840,056.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	3,872,141.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,476,966.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,655,571.98	601,601.87	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	1,823,625.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,064,729.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-1-3	38,546,917.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-1-4	38,546,917.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	3,540,889.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,847,753.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A1	3,602,856.46	957,907.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,539,965.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,937,502.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,561,204.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,430,312.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,026,253.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29A4	9,077,017.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,073,514.78	283,609.12	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,294,015.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	996,458.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,328,504.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,298,811.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,034,775.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	949,052.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	865,067.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	705,708.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,072,940.40	160,596.89	01/01/24	03/31/24	--	0.00	0.00	38,193.75	38,193.75	0.00	0.00
40	1,044,991.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	671,185.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,453,552.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	656,725.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	759,317.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
45	446,289.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	879,381.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	494,846.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	561,407.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	515,088.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	358,891.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	346,625.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	421,651.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,074,119.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	489,017.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	286,861.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	273,865.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	252,378.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	215,793.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	129,373.61	221,244.73	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	106,648.79	0.00	--	--	--	0.00	0.00	0.00	0.00	1,905.20	0.00
Totals	518,235,175.87	84,665,758.75				0.00	0.00	436,910.01	1,249,358.25	385,898.12	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	1	76,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694181%	4.680824%	86
06/17/24	0	0.00	1	76,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694239%	4.680882%	87
05/17/24	1	76,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694290%	4.680933%	88
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694347%	4.680991%	89
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694397%	4.681042%	90
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694460%	4.681105%	91
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694518%	4.681164%	92
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694576%	4.681222%	93
11/17/23	1	16,510,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694641%	4.681287%	94
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694698%	4.681345%	95
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694762%	4.681409%	96
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.694818%	4.681466%	97
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
1	30321103	04/01/24	2	2	398,716.26	1,211,164.50	383,992.92		76,000,000.00
39	30321135	06/06/24	0	B	38,193.75	38,193.75	0.00		9,000,000.00
Totals					436,910.01	1,249,358.25	383,992.92		85,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		113,000,000	113,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		17,000,000	17,000,000	0		0
> 60 Months		948,756,002	872,756,002	76,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	1,078,756,002	1,002,756,002	0	76,000,000	0	0
Jun-24	1,079,031,323	1,003,031,323	0	76,000,000	0	0
May-24	1,079,282,591	1,003,282,591	76,000,000	0	0	0
Apr-24	1,079,555,763	1,079,555,763	0	0	0	0
Mar-24	1,079,804,831	1,079,804,831	0	0	0	0
Feb-24	1,080,098,896	1,080,098,896	0	0	0	0
Jan-24	1,080,332,430	1,080,332,430	0	0	0	0
Dec-23	1,080,564,975	1,080,564,975	0	0	0	0
Nov-23	1,080,818,532	1,064,308,532	16,510,000	0	0	0
Oct-23	1,081,049,018	1,081,049,018	0	0	0	0
Sep-23	1,081,300,579	1,081,300,579	0	0	0	0
Aug-23	1,081,529,023	1,081,529,023	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.77	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	100.13	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	196.47	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	300.37	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			300.37

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30